Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000219664 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000219664 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219664 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000219664 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.90%
C000219664 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
C000221308 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000221308 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221308 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000221308 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.80%
C000221308 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000223312 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000223312 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000223312 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000223312 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
C000223312 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000222137 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000222137 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000222137 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000222137 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
C000222137 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000236305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000236305 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000236305 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000236305 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230440 [Member] | Astera Labs Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000230440 [Member] | Magnite Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000230440 [Member] | Boot Barn Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000230440 [Member] | Ollie s Bargain Outlet Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000230440 [Member] | Karman Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230440 [Member] | AeroVironment Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000230440 [Member] | Kratos Defense And Security Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000230440 [Member] | Fabrinet [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000230440 [Member] | iRhythm Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000230440 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000230440 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000230440 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000230440 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000230440 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000230440 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.00%
C000230440 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000230440 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	24.20%
C000230440 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
C000230440 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000230440 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000246681 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000246681 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000246681 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000246681 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	108.60%
C000246681 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.50%)
C000246681 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000240186 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000240186 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240186 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000240186 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.20%
C000240186 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000241255 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000241255 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241255 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000241255 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	125.00%
C000241255 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(25.70%)
C000248798 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248798 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000248798 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000248798 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.60%
C000248798 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.70%)
C000219662 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000219662 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000219662 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000219662 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.30%
C000219662 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
C000218409 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000218409 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000218409 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000218409 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.20%
C000218409 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.00%)
C000222135 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000222135 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000222135 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000222135 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C000222135 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000220040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000220040 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000220040 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000220040 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.10%
C000220040 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000230351 [Member] | Robinhood Markets Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000230351 [Member] | iShares Bitcoin Trust ETF [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000230351 [Member] | Fidelity Wise Origin Bitcoin Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000230351 [Member] | Coinbase Global Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000230351 [Member] | Metaplanet Inc [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000230351 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000230351 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000230351 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000230351 [Member] | VanEck Bitcoin ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000230351 [Member] | Invesco Galaxy Bitcoin ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000230351 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	44.50%
C000230351 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000230351 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%
C000230351 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	28.80%
C000230351 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000230351 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000230294 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230294 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000230294 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000230294 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.10%
C000230294 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000239915 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000239915 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000239915 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000239915 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.70%
C000239915 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.50%)
C000231330 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000231330 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000231330 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000231330 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248800 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248800 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000248800 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248800 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.70%
C000248800 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.50%)
C000214901 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000214901 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000214901 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000214901 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
C000214901 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000205110 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000205110 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000205110 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000205110 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000215123 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000215123 [Member] | Old Republic International Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000215123 [Member] | National Fuel Gas Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000215123 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000215123 [Member] | Exelixis Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000215123 [Member] | Unum Group [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000215123 [Member] | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000215123 [Member] | MGIC Investment Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000215123 [Member] | United Therapeutics Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000215123 [Member] | EMCOR Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000215123 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
C000215123 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000215123 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000215123 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.10%
C000215123 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000215123 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
C000215123 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
C000215123 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000215123 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000215123 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000217668 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000217668 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000217668 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000217668 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.90%
C000217668 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
C000227615 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000227615 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000227615 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000227615 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000227615 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000227615 [Member] | T Mobile US Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000227615 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000227615 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000227615 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000227615 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000227615 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.30%
C000227615 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.90%
C000227615 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	68.50%
C000227615 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000218407 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000218407 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000218407 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000218407 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.80%
C000218407 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000216581 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000216581 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000216581 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000216581 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%
C000216581 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000216581 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000216581 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000216581 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000216581 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000216581 [Member] | Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000216581 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000216581 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000216581 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%
C000216581 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000216581 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000216581 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000216581 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	47.30%
C000216581 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000216581 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000216581 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219511 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000219511 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219511 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000219511 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000220038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000220038 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000220038 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000220038 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.40%
C000220038 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.40%)
C000215124 [Member] | ADMA Biologics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000215124 [Member] | Sanmina Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000215124 [Member] | American Healthcare REIT Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000215124 [Member] | Corcept Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000215124 [Member] | REV Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000215124 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000215124 [Member] | Carpenter Technology Corp [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000215124 [Member] | InterDigital Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000215124 [Member] | Cal Maine Foods Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000215124 [Member] | Halozyme Therapeutics Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000215124 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000215124 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000215124 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
C000215124 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.30%
C000215124 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000215124 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000215124 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.70%
C000215124 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000215124 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000215124 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000214903 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000214903 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000214903 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000214903 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
C000214903 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000217670 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000217670 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000217670 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000217670 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.10%
C000217670 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000218639 [Member] | Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class 4 13 [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000218639 [Member] | Gracie Point International Funding LLC Series 2025 1A Class D 0 00 08 15 28 [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000218639 [Member] | Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust Series 2025 1 Class YF 5 45 05 25 35 [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000218639 [Member] | Federal National Mortgage Association FA1348 4 50 09 01 52 [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000218639 [Member] | Federal Home Loan Mortgage Corporation SL1390 4 00 07 01 50 [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000218639 [Member] | Federal National Mortgage Association AL9394 3 00 11 01 46 [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000218639 [Member] | Federal Home Loan Mortgage Corporation SL1523 3 50 07 01 50 [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000218639 [Member] | Federal National Mortgage Association Series 2024 84 Class FD 5 50 11 25 54 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000218639 [Member] | Federal National Mortgage Association FA1641 4 50 09 01 50 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000218639 [Member] | Federal National Mortgage Association BM4963 3 00 05 01 48 [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000218639 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%	[1]
C000218639 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[1]
C000218639 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[1]
C000218639 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	53.20%	[1]
C000218639 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000218639 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[1]
C000218639 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%	[1]
C000218639 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[1]
C000218639 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[1]
C000243241 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243241 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000243241 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000243241 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000221311 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000221311 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221311 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000221311 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.20%
C000221311 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000169822 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000169822 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%	[2]
C000169822 [Member] | CCC D [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000169822 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[2]
C000169822 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[2]
C000169822 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%	[2]
C000169822 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.20%	[2]
C000169822 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	23.90%	[2]
C000169822 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[2]
C000169822 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000169822 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.50%
C000169822 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000169822 [Member] | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[2]
C000223318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000223318 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000223318 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000223318 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.30%
C000223318 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.80%)
C000223224 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000223224 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000223224 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000223224 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
C000223224 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000237796 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000237796 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000237796 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000237796 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	116.20%
C000237796 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.40%)
C000224383 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000224383 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000224383 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000224383 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000241257 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000241257 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241257 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000241257 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.20%
C000241257 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
C000240568 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000240568 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000240568 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000248809 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248809 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000248809 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248809 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.50%
C000248809 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000248806 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248806 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000248806 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248806 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	117.60%
C000248806 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.30%)
C000248799 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248799 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000248799 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248799 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.50%
C000248799 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000242927 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242927 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000242927 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000242927 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.20%
C000242927 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000211017 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000211017 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000211017 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000211017 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.20%
C000211017 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000178745 [Member] | U S Treasury Bond 4 75 02 15 45 [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000178745 [Member] | Federal Home Loan Mortgage Corporation SD8491 5 00 12 01 54 [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000178745 [Member] | U S Treasury Note 4 00 04 30 32 [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000178745 [Member] | U S Treasury Note 4 13 11 30 29 [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000178745 [Member] | U S Treasury Note 4 13 10 31 29 [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000178745 [Member] | U S Treasury Inflation Indexed Bond 2 13 01 15 35 [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000178745 [Member] | U S Treasury Note 4 25 05 15 35 [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000178745 [Member] | U S Treasury Note 4 00 05 31 30 [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000178745 [Member] | U S Treasury Bond 4 63 02 15 55 [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000178745 [Member] | U S Treasury Bond 4 75 05 15 55 [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000178745 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[3]
C000178745 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[3]
C000178745 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[3]
C000178745 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[3]
C000178745 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.40%	[3]
C000178745 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[3]
C000178745 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000178745 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[3]
C000178745 [Member] | Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	53.80%	[3]
C000224230 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000224230 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000224230 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000224230 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.40%
C000224230 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000223226 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000223226 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000223226 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000223226 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
C000223226 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000224911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000224911 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224911 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000224911 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	119.50%
C000224911 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.40%)
C000226054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226054 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000226054 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226054 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.90%
C000226054 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
C000240892 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000240892 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000240892 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000240892 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.70%
C000240892 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.30%)
C000241464 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000241464 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241464 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000241464 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	111.80%
C000241464 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.50%)
C000248801 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248801 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000248801 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248801 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.80%
C000248801 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
C000248689 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248689 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000248689 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248689 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	113.70%
C000248689 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(18.30%)
C000248689 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000246128 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000246128 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000246128 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000246128 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
C000246128 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C000245575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000245575 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000245575 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000245575 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	118.50%
C000245575 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(19.30%)
C000242934 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242934 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000242934 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000242934 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
C000242934 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
C000226537 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226537 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000226537 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226537 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.40%
C000226537 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(10.10%)
C000226051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226051 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000226051 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226051 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.60%
C000226051 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
C000250352 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000250352 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000250352 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000250352 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	108.80%
C000250352 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(15.40%)
C000250352 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000245572 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000245572 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000245572 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000245572 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	137.40%
C000245572 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(38.20%)
C000243422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243422 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000243422 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000243422 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	112.90%
C000243422 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.90%)
C000242937 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242937 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000242937 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000242937 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.40%
C000242937 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.60%)
C000227373 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000227373 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000227373 [Member] | Oracle Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000227373 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000227373 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000227373 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000227373 [Member] | ServiceNow Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000227373 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000227373 [Member] | Eli Lilly And Co [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000227373 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000227373 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000227373 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000227373 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%
C000227373 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
C000227373 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000227373 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%
C000227373 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	46.30%
C000227373 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000227373 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000227373 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000227834 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000227834 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227834 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000227834 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.60%
C000227834 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C000231328 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000231328 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000231328 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000231328 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230301 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230301 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000230301 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000230301 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	112.70%
C000230301 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.20%)
C000244790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000244790 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000244790 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000244790 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	112.40%
C000244790 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.40%)
C000244790 [Member] | US Treasury Bill Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000245574 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000245574 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000245574 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000245574 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	112.80%
C000245574 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.40%)
C000246916 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000246916 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000246916 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000246916 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.20%
C000246916 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000245577 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000245577 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000245577 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000245577 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	112.00%
C000245577 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.30%)
C000230296 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000230296 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230296 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000230296 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000230296 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000227832 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000227832 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227832 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000227832 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.30%
C000227832 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.20%)
C000226539 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226539 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000226539 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226539 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	112.10%
C000226539 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.80%)
C000245576 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000245576 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000245576 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000245576 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	113.30%
C000245576 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(13.70%)
C000245573 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000245573 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000245573 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000245573 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	113.80%
C000245573 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.50%)
C000244041 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000244041 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000244041 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000244041 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.40%
C000244041 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.50%)
C000248807 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248807 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000248807 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248807 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.70%
C000248807 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.20%)
C000249954 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000249954 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000249954 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000249954 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242935 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242935 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000242935 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000242935 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
C000242935 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000242928 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242928 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000242928 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000242928 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.40%
C000242928 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C000261390 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000261390 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000261390 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000261390 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000169819 [Member] | Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000169819 [Member] | Eaton Vance Tax Advantaged Dividend Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000169819 [Member] | John Hancock Tax Advantaged Dividend Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000169819 [Member] | abrdn Global Infrastructure Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000169819 [Member] | FS Credit Opportunities Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000169819 [Member] | Source Capital Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000169819 [Member] | Gabelli Dividend And Income The Trust [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000169819 [Member] | Invesco Variable Rate Investment Grade ETF [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000169819 [Member] | Eaton Vance Tax Advantaged Global Dividend Income Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000169819 [Member] | Eaton Vance Tax Advantaged Global Dividend Opportunities Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000169819 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000169819 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000169819 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000169819 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.20%
C000169819 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000200735 [Member] | U S Treasury Bond 4 75 02 15 45 [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000200735 [Member] | Federal Home Loan Mortgage Corporation SD8491 5 00 12 01 54 [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000200735 [Member] | U S Treasury Note 4 25 05 15 35 [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000200735 [Member] | U S Treasury Note 4 00 05 31 30 [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000200735 [Member] | U S Treasury Note 4 50 05 15 27 [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000200735 [Member] | U S Treasury Note 3 75 04 15 28 [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000200735 [Member] | U S Treasury Note 4 25 01 31 30 [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000200735 [Member] | U S Treasury Inflation Indexed Bond 1 63 10 15 29 [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000200735 [Member] | U S Treasury Note 3 50 09 30 29 [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000200735 [Member] | U S Treasury Note 3 75 06 30 27 [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000200735 [Member] | NR [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[4]
C000200735 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[4]
C000200735 [Member] | Standard & Poor's, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[4]
C000200735 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[4]
C000200735 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[4]
C000200735 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%	[4]
C000200735 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%	[4]
C000200735 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%	[4]
C000200735 [Member] | Standard & Poor's, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[4]
C000200735 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[4]
C000200735 [Member] | Government Agency [Member]
Holdings [Line Items]
Percent of Total Investments	44.30%	[4]
C000211018 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000211018 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000211018 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000211018 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.00%
C000211018 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000215122 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000215122 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000215122 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000215122 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000215122 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000215122 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000215122 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000215122 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000215122 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000215122 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000215122 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.90%
C000215122 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000215122 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000215122 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000215122 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000215122 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000215122 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%
C000215122 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000215122 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000215122 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000224232 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000224232 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000224232 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000224232 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.70%
C000224232 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.20%)
C000226050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226050 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000226050 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226050 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.70%
C000226050 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
C000226055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000226055 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000226055 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000226055 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.10%
C000226055 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000241937 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000241937 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241937 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000241937 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.80%
C000241937 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
C000249956 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000249956 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000249956 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)
C000249956 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248808 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000248808 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000248808 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000248808 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.60%
C000248808 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.60%)
C000243421 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000243421 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000243421 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000243421 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	111.30%
C000243421 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(12.40%)
C000242936 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242936 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000242936 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000242936 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
C000242936 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.40%)
C000242929 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000242929 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000242929 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000242929 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.30%
C000242929 [Member] | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(6.20%)

[1]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody's Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under "Government/Agency". Credit ratings are subject to change.
[2]	This represents the municipal and closed-end fund holdings in the Fund. The ratings for the Municipal Bond portion of the Fund are by S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. The ratings for the CEF portion of the Fund are provided by Morningstar. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. “NR” indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
[3]	Credit Quality is a measure of credit worthiness and risk of a bond or portfolio, based on the issuer’s financial condition. AAA/Aaa is the highest and D is lowest. If applicable, the Pre-Refunded/Agency category includes bonds which are deemed high-quality investment-grade by the Advisor. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization. Composite Rating Source: Bloomberg L.P., ratings presented are a blend of a security’s Moody’s, S&P, Fitch and DBRS ratings. The rating agencies are evenly weighted when calculating the composite. Ratings presented may differ when viewed on an agency-by-agency basis.
[4]	Credit Quality is a measure of credit worthiness and risk of a bond or portfolio, based on the issuer’s financial condition. AAA/Aaa is the highest and D is lowest. If applicable, the Pre-Refunded/Agency category includes bonds which are deemed high-quality investment-grade by the Advisor. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization. Composite Rating Source: Bloomberg L.P., ratings presented are a blend of a security’s Moody’s, S&P, Fitch and DBRS ratings. The rating agencies are evenly weighted when calculating the composite. Ratings presented may differ when viewed on an agency-by-agency basis.